Revenue Analysis and Segment Information	12 Months Ended
Dec. 31, 2025
Revenue Analysis and Segment Information [Abstract]
REVENUE ANALYSIS AND SEGMENT INFORMATION
18.	REVENUE ANALYSIS AND SEGMENT INFORMATION

The Company follows ASC 280, Segment Reporting, which requires disclosure of segment information based on the manner in which management allocates resources and assesses performance. The chief operating decision maker (“CODM”), identified as the Company’s Chief Executive Officer, evaluates operating performance and allocates resources based on consolidated financial information.

The Company determined that it operates as a single operating and reportable segment as the CODM reviews consolidated operating results, financial performance and cash flows on a company-wide basis, and discrete financial information for individual business activities is not regularly reviewed for purposes of allocating resources or assessing performance. Although the Company generates revenue from different business activities, substantially all of the Company’s revenue and operations are derived from commodity trading, while the remaining activities are ancillary in nature and are managed on a consolidated basis.

Disaggregated revenue information by business line is presented below in accordance with ASC 606:

	For the year ended December 31, 2025		For the year ended December 31, 2024		For the year ended December 31, 2023
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Commodity trading	144,974	93.9%	214,340	92.6%	68,409	74.0%
Cryptocurrency mining	-	-%	9,258	4.0%	18,898	20.4%
Hosting service	7,501	4.9%	6,506	2.8%	2,365	2.6%
Other	1,815	1.2%	1,320	0.6%	2,744	3.0%
Total	154,290	100.0%	231,424	100.0%	92,416	100.0%

The Company’s operations and long-lived assets are primarily located in the PRC. Management believes that geographic disaggregation would not provide meaningful additional information to users of the financial statements.

The CODM evaluates performance primarily based on consolidated net loss and reviews consolidated operating results, including revenues, cost of revenues, selling, general and administrative expenses, depreciation and amortization, impairment charges, and income tax expense.

As the Company operates as a single reportable segment and the CODM reviews expense information on a consolidated basis, no additional segment expense disclosures are presented. Revenue information is disaggregated by business line as presented below.

And it has to be the same conclusion as on segment otherwise if changes made, need to also disclose.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(US$ thousands, except share data and per share data, or otherwise noted)

	For the Years Ended December 31,
	2025	2024	2023
Disaggregated revenues	$154,290	$231,424	$92,416
Revenue, net – Commodity trading	144,974	214,430	68,456
Revenue, net –Cryptocurrency mining	-	9,258	18,898
Revenue, net – Hosting services	7,501	6,506	2,365
Revenue, net – Others	1,815	1,320	2,744
Cost of revenues	(152,034)	(224,383)	(78,234)
Cost of revenues-Commodity trading	(143,569)	(217,257)	(68,983)
Cost of revenues–Cryptocurrency mining	-	-	-
Cost of revenues-Hosting services	(6,912)	(5,967)	(6,593)
Cost of revenues-Others	(1,553)	(1,250)	(3,290)

Reconciling Items
Selling, general and administrative	(85,426)	(16,960)	(7,081)
Depreciation and amortization	(8,706)	(10,904)	(4,975)
Impairment of intangible assets	(6,723)	(781)	(970)
Interest income			-
Other Income/(expense)	1,254	5,619	(978)
Current income tax expense	1	(242)	(631)
Net loss	(97,344)	(16,227)	(6,421)